Revision Of Previously Issued Financial Statements- Statements of changes in shareholders' deficit (Detail) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)	$ (215,218)	$ 983,439
Remeasurement of Class A ordinary shares to redemption value	(20,543,086)
Issuance of Class B ordinary shares to Sponsor	25,000
Fair Value of Underwriter Shares in excess of cost	623,500
Issuance of Underwriter Shares	500,000
Issuance costs	(378,105)
Ending Balance	(5,749,610)	$ (7,756,077)
Private Placement [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class Of Warrants Issued During The Period Value	8,638,500
Public Warrants [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class Of Warrants Issued During The Period Value	5,599,799
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)	(215,218)
Remeasurement of Class A ordinary shares to redemption value	(19,461,011)
Issuance of Class B ordinary shares to Sponsor	25,000
Ending Balance	(5,749,610)
Previously Reported [Member] | Private Placement [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class Of Warrants Issued During The Period Value	8,623,539
Previously Reported [Member] | Public Warrants [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class Of Warrants Issued During The Period Value	5,302,580
Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Remeasurement of Class A ordinary shares to redemption value	(1,057,575)
Fair Value of Underwriter Shares in excess of cost	623,500
Issuance of Underwriter Shares	500,000
Issuance costs	(378,105)
Revision of Prior Period, Adjustment [Member] | Private Placement [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class Of Warrants Issued During The Period Value	14,961
Revision of Prior Period, Adjustment [Member] | Public Warrants [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class Of Warrants Issued During The Period Value	$ 297,219